Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Assets And Liabilities Measured At Fair Value On Recurring Basis

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2013, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2013	Fair value at December 31, 2013	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	9,684	9,684	0	9,684	0
Liability:
Interest rate swap contracts	6,288	6,288	0	6,288	0

Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2013:

Description	Year ended December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Investments in associates	7,578	0	0	7,578	(6,630)